Share Repurchase	12 Months Ended
Dec. 31, 2015
Share Repurchase

12. Share Repurchase

Treasury stock represents shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method. In 2015, the Company used US$7.0 million to repurchase ADSs. As of December 31, 2015, under the repurchase plan, the Company had repurchased an aggregate of 1,246,073 ordinary shares on the open market for total cash consideration of US$18.7 million. The repurchased shares were presented as “treasury stock” in shareholders’ equity on the Group’s consolidated balance sheets.